HARTFORD SCHRODERS OPPORTUNISTIC INCOME FUND

AMENDED AND RESTATED DISTRIBUTION PLAN

CLASS A AND A2 SHARES

JANUARY 8, 2020

ARTICLE I. THE PLAN

This Distribution Plan (the "Plan") sets forth the terms and conditions on which Hartford Schroders Opportunistic Income Fund (the "Trust"), will pay certain amounts to Hartford Funds Distributors, LLC (the "Distributor") in connection with the provision by the Distributor, of certain services to the Trusts, as set forth herein. Certain of such payments the Trust may, under Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended (the "Act"), be deemed to constitute the financing of distribution by the Trust. This Plan describes all material aspects of such financing as contemplated by the Rule and shall be administered and interpreted, and implemented and continued, in a manner consistent with the Rule. The Trust and each Class of the Trust that currently have adopted this Plan, and the effective dates of such adoption, are as follows:

SERIES	CLASS	EFFECTIVE DATE
Hartford Schroders Opportunistic Income Fund	A	September 30, 2019
Hartford Schroders Opportunistic Income Fund	A2	January 8, 2020

ARTICLE II. DISTRIBUTION AND SERVICE EXPENSES

The Trust shall pay to the Distributor a fee in the amount specified in Article III hereof. Such fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of the applicable Class of shares of the Trust, including, but not limited to the payment of Distribution Expenses (as defined below) and Service Expenses (as defined below). Distribution Expenses include, but are not limited to, (a) payment of initial and ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell the Trust’s shares; (b) compensation to employees of the Distributor; (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of the Distributor incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information; (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, advertisements and other distribution-related expenses (including personnel of the Distributor).

Service Expenses shall mean fees for activities covered by the definition of "service fee" contained in Article III, Section 26(b) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc., (or any successor rule or regulation adopted by the Financial Industry Regulatory Authority) which provides that service fees shall mean payments by an investment company for personal service and/or the maintenance of shareholder accounts.

ARTICLE III. MAXIMUM EXPENDITURES

CLASS A SHARES

The expenditures to be made by the Trust pursuant to this Plan, and the basis upon which such expenditures will be made, shall be determined by the Trust, and in no event shall such expenditures exceed 0.25% of the average daily net asset value of the Class A shares, of the Trust (determined in accordance with the Trust’s prospectus as from time to time in effect) on an annual basis to cover Distribution Expenses and Service Expenses. Up to 0.25% may be used to cover Service Expenses. All such expenditures shall be calculated and accrued daily and paid monthly or at such other intervals as the Board of Trustees shall determine.

207640535_4 LAW

CLASS A2 SHARES

The expenditures to be made by the Trust pursuant to this Plan, and the basis upon which such expenditures will be made, shall be determined by the Trust, and in no event shall such expenditures exceed 0.75% of the average daily net asset value of the Class A2 shares, of the Trust (determined in accordance with the Trust’s prospectus as from time to time in effect) on an annual basis to cover Distribution Expenses and Service Expenses. Up to 0.25% may be used to cover Service Expenses. All such expenditures shall be calculated and accrued daily and paid monthly or at such other intervals as the Board of Trustees shall determine.

ARTICLE IV. EXPENSES BORNE BY THE TRUST

Notwithstanding any other provision of this Plan the Trust and its administrator, may bear the respective expenses to be borne by them under any administrative services agreement, as from time to time in effect under the Trust’s current prospectus. Except as otherwise contemplated by this Plan, the Trust shall not, directly or indirectly, engage in financing any activity which is primarily intended to or should reasonably result in the sale of shares of the Trust.

It is recognized that the costs of distributing Trust’s shares may exceed the sum of all sales charges collected on sales of the Trust shares. In view of this, if and to the extent that any investment management and administration fees paid by a fund might be considered as indirectly financing any activity which is primarily intended to result in the sale of the Trust’s shares, the payment by the Trust of such fees hereby is authorized under this Plan.

ARTICLE V. APPROVAL BY BOARD OF TRUSTEES, SHAREHOLDERS

This Plan shall not be effective with respect to any class of shares of the Trust unless: (a) this Plan has been approved by the vote of the majority of the outstanding voting shares of such class, if this Plan is adopted for such class after any public offering of the shares of such class or the sale of shares of such class to persons who are not affiliated persons of the Trust, affiliated persons of such person, a promoter of the Trust, or affiliated persons of such promoters; and (b) this Plan, together with any related agreements, has been approved for such class, by votes cast in person at a meeting called for the purpose of voting on this Plan and any such related agreements, of a majority of both (i) the Trustees of the Trust and (ii) those trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of this Plan or any agreements related to it (the "Independent Trustees").

ARTICLE VI. CONTINUANCE

This Plan and any related agreement shall continue in effect with respect to the Trust from year to year provided such continuance is specifically approved at least annually in the manner provided for in Article V, clause (b).

ARTICLE VII. INFORMATION

The Distributor shall provide the Board of Trustees and the Board of Trustees, and, in particular, the Independent Trustees, shall review, in the exercise of their fiduciary duties, at least quarterly, a written report of the amounts expended with respect to the Class A and A2 shares of the Trust by the Distributor under this Plan and the Principal Underwriting Agreement and the purposes for which such expenditures were made.

ARTICLE VIII. TERMINATION

This Plan may be terminated with respect to any class of shares of the Trust (a) at any time by vote of a majority of the Independent Trustees, or a majority of the applicable Trust’s outstanding voting Class A and A2 shares, as applicable, or (b) by the Distributor on 60 days' notice in writing to the Trust.

Termination or discontinuance of the Plan with respect to the Trust shall not affect the continued effectiveness of this Plan with respect to the shares or classes of the Trust.

ARTICLE IX. AGREEMENTS

Each agreement with any person relating to implementation of this Plan shall be in writing, and each agreement related to this Plan shall provide:

(a) That, with respect to the Trust, such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by vote of a majority of the Trust’s then outstanding voting Class A and A2 shares.

(b) That such agreement shall terminate automatically in the event of its assignment.

ARTICLE X. AMENDMENTS

This Plan may not be amended to increase materially the maximum amount of the fees payable by the Trust hereunder without the approval of a majority of the outstanding voting Class A and A2 shares. No material amendment to the Plan shall, in any event, be effective unless it is approved by the Board of Trustees in the same manner as is provided for in Article V.

ARTICLE XI. PRESERVATION OF DOCUMENTS

The Trust shall preserve copies of this Plan (including any amendments thereto) and any related agreements and all reports made to the Board for a period of not less than six years from the date of this Plan, the first two years in an easily accessible place.

ARTICLE XII. SELECTION OF TRUSTEES

While this Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Board of Trustees who are not interested persons of the Trust.

ARTICLE XII. DEFINED TERMS

As used in this Plan, the terms "majority of the outstanding voting shares" shall have the same meaning as the phrase "majority of the outstanding voting securities" has in the Act, and the phrases "interested person" and "assignment" shall have the same meaning as those phrases have in the Act.

Last Approved: September 30, 2019

Approved:

Last Revised: January 8, 2020

Revised:

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